Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	Varca Ventures, Inc.
Document Type	Other
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001490700
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	6,800,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY